Profit for the Year	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Profit For The Year
24	PROFIT FOR THE YEAR
Profit for the year has been arrived at after charging (crediting):

	2021	2020	2019
	S$’000	S$’000	S$’000
Defined contribution plan	11,741	8,828	6,759
Wages, salaries, bonus and other benefits	327,942	246,724	180,707
Gain on disposal of a subsidiary	—	731	—
Share of profit from an associate	101	196	—
Finance costs:
Interest on bank loans	6,666	1,344	1,410
Interest expense on lease liabilities	1,529	1,559	1,383
Accretion on provision for reinstatement cost	160	141	100
Others	59	14	—
Professional fees	3,737	6,135	1,661
Equity-settled share-based payment expense	5,204	—	—
Cash-settled share-based payment expense	199	—	—
Forfeiture of office lease deposit	—	1,094	—
Gain on early termination of right-of-use assets	—	(171)	(21)
Utilities expense (included in other operating expenses)	2,131	1,953	2,080
Foreign exchange (gain) loss - net (included in other operating expenses)	(1,375)	1,753	2,118